Commitments and Contingencies (Details)			1 Months Ended			12 Months Ended
	Jul. 15, 2021 USD ($)	Jul. 15, 2021 ILS (₪)	Aug. 31, 2022 ILS (₪) shares	Dec. 24, 2019 USD ($)	Dec. 24, 2019 ILS (₪)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪)	Dec. 31, 2023 ILS (₪) shares	Dec. 05, 2023 shares	Dec. 31, 2022 shares	Mar. 31, 2022 shares	Aug. 31, 2021 shares	Dec. 31, 2015
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares			730,000
Aggregate security amount						$ 41,900,000
Bank guarantees amount						9,400,000
Restricted bank deposits						1,400,000
Equity attribute amount						$ 305,341			₪ 1,107,472,000
Exceed percentage						65.00%
Accumulated profit percentage														75.00%
Net CAP percentage						1.00%
Asset percentage						7.70%
Deed of trust percentage						0.52%
Description of magic software						Under the terms of the loans with an Israeli financial institutions, Magic Software has undertaken to comply with the following financial covenants, as they will be expressed in its consolidated financial statements: (i)Magic Software’ equity will not be lower than $150 million (one hundred and fifty million U.S. Dollars at all times) - as of December 31, 2023 Magic Software shareholders’ equity was $290,944; (ii)The ratio of Magic Software’ total financial debts less cash to total assets will not exceed 30% - as of December 31, 2023 Magic Software financial debts less cash were negative (-5%, since cash exceeds indebtedness); and (iii)The ratio of Magic Software’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2023 the ratio of Magic Software’s net financial indebtedness to EBITDA was negative (-0.31) (cash exceeds indebtedness).
Restricted shares (in Shares) | shares												21,000	48,378
Cost (in Shares) | shares						15,901,287			15,901,287	45	15,886,287
Claim amount	$ 17,900,000	₪ 63,000,000		$ 225,600,000	₪ 793,800,000		$ 7,000	₪ 24,500
Maintenance revenue percentage						3.50%
Service revenue percentage						0.35%
Unpaid royalties amount						$ 5,021,000
Liability in accordance						2,098,000
Bottom of range [member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount						$ 215,000,000
Royalty payment percentage						100.00%
Top of range [member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount						$ 625,762
Royalty payment percentage						(150.00%)
Matrix IT [Member]
Commitments and Contingencies (Details) [Line Items]
Additional shares (in Shares) | shares			138,000
CEO [Member]
Commitments and Contingencies (Details) [Line Items]
Restricted shares (in Shares) | shares						611,771			611,771
Matrix [Member]
Commitments and Contingencies (Details) [Line Items]
Description of liability to financial institution						(i)The total rate of Matrix IT financial debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by Matrix IT and shareholders’ loans that have been and/or will be granted to Matrix IT (collectively, the “debts”) will not exceed 40% of its total balance sheet. As of December 31, 2023 the ratio between Matrix IT’s financial debts and liabilities to banks versus Matrix IT total assets was 7.7%. (ii)The ratio of Matrix IT net debt to the annual EBITDA will not exceed 3.5. As of December 31, 2023, Matrix IT ratio of net debt to EBITDA was 0.53. (iii)Matrix IT equity shall not be lower than NIS 275,000 thousand (approximately $75,820) at all times. As of December 31, 2023 Matrix IT’s equity was approximately NIS 1,049,000 thousand (approximately $289,220). (iv)Matrix IT cash and cash equivalents and short-term bank deposits shall not be less than NIS 50,000 thousand (approximately $13,785). In the context of Matrix IT’s issuance of Commercial Securities which are not listed, Matrix IT committed to maintain at least NIS 300,000 thousand (approximately $82,713) of liquid assets including unused approved bank credits. Such liquid assets should account for not less than NIS 200,000 thousand of cash and cash equivalent and short-term bank deposit (approximately $55,142). As of December 31, 2023, Matrix IT’s cash and cash equivalent and short-term bank deposits amounted to NIS 640,208 thousand (approximately $176,512). (v)Matrix IT has committed that the rate of ownership and control of Matrix IT-Systems shall never be below 50.1%. (vi)Matrix IT will not create any pledge on all or part of its property and assets in favor of any third party and will not provide any guarantee to secure any third party’s debts as they are today and as they will be without the banks’ consent (except for a first-rate fixed pledge on an asset which acquisition will be financed by a third party and which the pledge will be in his favor). (vii)Matrix IT will not sell and/or transfer all or part of its assets to others in any manner whatsoever without the banks’ advance written consent unless it is done in the ordinary course of business.
Matrix IT [Member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount						$ 75,820			₪ 275,000
Exceed percentage						45.00%
Sapiens [Member]
Commitments and Contingencies (Details) [Line Items]
Description of financial covenants						(iii)a covenant not to distribute dividends unless (a) Sapiens equity attributable to Sapiens shareholders’ shall not be less than $160 million, (b) Sapiens net financial indebtedness (financial indebtedness offset by cash, marketable securities, deposits and other liquid financial instruments) does not exceed 65% of net CAP (defined as financial indebtedness, net, plus total equity), (c) the amount of accumulated dividends from the issuance date and going forward shall not exceed Sapiens net income for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens accumulated profits from September 1, 2017 and up to the date of distribution, and (d) no event of default shall have occurred.
Magic Software [Member]
Commitments and Contingencies (Details) [Line Items]
Description of liability to financial institution						of the loans with an Israeli financial institutions, Magic Software has undertaken to comply with the following financial covenants, as they will be expressed in its consolidated financial statements: (i)Magic Software’ equity will not be lower than $150 million (one hundred and fifty million U.S. Dollars at all times) - as of December 31, 2023 Magic Software shareholders’ equity was $290,944; (ii)The ratio of Magic Software’ total financial debts less cash to total assets will not exceed 30% - as of December 31, 2023 Magic Software financial debts less cash were negative (-5%, since cash exceeds indebtedness); and (iii)The ratio of Magic Software’s total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 – as of December 31, 2023 the ratio of Magic Software’s net financial indebtedness to EBITDA was negative (-0.31) (cash exceeds indebtedness).
Private Placement [Member]
Commitments and Contingencies (Details) [Line Items]
Additional units (in New Shekels) | ₪			₪ 200,000
Formula Debentures [Member]
Commitments and Contingencies (Details) [Line Items]
Equity attribute amount						$ 290,000,000
Exceed percentage						50.00%